Prepaid Expenses (Details) - Schedule of prepaid expenses - USD ($)	Mar. 31, 2023	Dec. 31, 2022
Schedule Of Prepaid Expenses Abstract
Prepaid material purchases	$ 3,268,126	$ 2,454,298
Prepaid insurance	1,760,203	2,392,978
Other prepayments	364,198	199,323
Total other current assets	$ 5,392,527	$ 5,046,599